U.S. Global Investors Funds
Eastern European Fund
Global Emerging Markets Fund
Supplement Dated November 7, 2008
to the Prospectus Dated October 1, 2008
EFFECTIVE NOVEMBER 7, 2008, THE DAY TO DAY MANAGEMENT OF THE EASTERN EUROPEAN FUND AND GLOBAL EMERGING MARKETS FUND WILL BE ASSUMED BY U.S. GLOBAL INVESTORS, INC. (“ADVISER”), ALTHOUGH CHARLEMAGNE CAPITAL (IOM) LIMITED WILL CONTINUE TO SERVE AS SUB-ADVISER.
UNDER THE “MAIN INVESTMENT STRATEGIES,” PAGE 14, THE ADVISER USES THE SAME INVESTMENT STRATEGY FOR SELECTING STOCKS FOR THE EASTERN EUROPEAN FUND AND GLOBAL EMERGING MARKETS FUND AS IS DISCLOSED FOR THE CHINA REGION FUND.
UNDER THE “INVESTMENT PROCESSES,” PAGE 31, THE ADVISER USES THE SAME INVESTMENT PROCESS FOR THE EASTERN EUROPEAN FUND AND GLOBAL EMERGING MARKETS FUND AS IS DISCLOSED FOR THE CHINA REGION FUND.
EFFECTIVE NOVEMBER 7, 2008, THE EASTERN EUROPEAN FUND AND GLOBAL EMERGING MARKETS FUND MAY WRITE COVERED PUTS AND CALLS.
THE FOLLOWING REPLACES “PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS,” PAGE 32, PARAGRAPH 2:

The funds may invest in options. A fund will not purchase any option if, immediately thereafter, the aggregate market value of all outstanding options purchased by that fund would exceed 5% of the fund’s total assets. Investing in options may result in a loss of a fund’s initial investment and may be more volatile than a direct investment in the underlying securities.
THE FOLLOWING REPLACES “PORTFOLIO MANAGERS,” PAGE 40, PARAGRAPHS 6 AND 7:

The Eastern European Fund is managed by a portfolio team consisting of Mr. Holmes, Mr. Derrick, Mr. Dzierwa and Mr. Tim Steinle. Mr. Steinle has served as a portfolio manager for the Adviser since November, 2008; a risk manager of Valero Energy Corp. from 2001-2008; and a manager for Enron from 1999-2001 where he was responsible for a team that developed a fixed income and foreign exchange trading system.
The Global Emerging Markets Fund is managed by a portfolio team consisting of Mr. Holmes, Mr. Derrick, Mr. Dzierwa, Mr. Steinle, and Mr. Dator.
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE

U.S. Global Investors Funds
eastern european fund and global emerging markets fund
SUPPLEMENT DATED NOVEMBER 7, 2008
TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED OCTOBER 1, 2008
EFFECTIVE NOVEMBER 7, 2008, THE DAY TO DAY MANAGEMENT OF THE EASTERN EUROPEAN FUND AND GLOBAL EMERGING MARKETS FUND WILL BE ASSUMED BY U.S. GLOBAL INVESTORS, INC. , ALTHOUGH CHARLEMAGNE CAPITAL (IOM) LIMITED WILL CONTINUE TO SERVE AS SUB-ADVISER.
“FUND POLICIES, INDUSTRY CLASSIFICATIONS” IS CHANGED AS FOLLOWS:
All funds will use the Bloomberg Sub-Industry Classifications for industry classification purposes.
“COMMON INVESTMENT STRATEGIES AND RELATED RISKS, WRITING OPTIONS ON SECURITES,” PAGE 19, 1ST SENTENCE IS CHANGED AS FOLLOWS:
All Equity Funds may write “covered” put and call options.
TIM STEINLE SHOULD BE ADDED UNDER THE HEADING “PORTFOLIO MANAGERS.” ALL REFERENCES TO PORTFOLIO MANAGERS ANDREW WILES, STEFAN BöTTCHER, AND JULIAN MAYO SHOULD BE DELETED.
THE FOLLOWING SHOULD BE ADDED UNDER THE HEADING “PORTFOLIO MANAGERS, OTHER MANAGED ACCOUNTS”:
PORTFOLIO MANAGER: TIM STEINLE
OTHER MANAGED ACCOUNTS AS OF NOVEMBER 7, 2008

Number of Accounts and Total
	Number of Other Accounts Managed			Assets for Which Advisory Fee
	and Total Assets by Account Type			is Performance Based
		Other			Other
	Registered	Pooled		Registered	Pooled
Name of Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts
Tim Steinle	0	0	0	0	0	0
THE FOLLOWING SHOULD BE ADDED UNDER THE HEADING “PORTFOLIO MANAGERS, OWNERSHIP OF SECURITIES”:
OWNERSHIP OF SECURITIES IN THE EASTERN EUROPEAN FUND

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund Held as of 11/07/08
Frank Holmes	$0
John Derrick	$0
Jack Dzierwa	$0
Tim Steinle	$0

OWNERSHIP OF SECURITIES IN THE GLOBAL EMERGING MARKETS FUND

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund Held as of 11/07/08
Frank Holmes	$0
John Derrick	$1-$10,000
Romeo Dator	$1-$10,000
Jack Dzierwa	$0
Tim Steinle	$0
PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE